Senior Convertible Notes (Details) $ / shares in Units, ¥ in Thousands		1 Months Ended	12 Months Ended
	May. 13, 2008 CNY (¥)	May. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($) $ / shares	May. 19, 2008 USD ($)	May. 13, 2008 USD ($)	May. 13, 2008 CNY (¥)
Senior Convertible Notes
Change in fair value of the Embedded Derivatives			¥ 44,033	¥ 84,484		¥ (51,867)
Repayment of remaining principal amount						740,027
Warrant derivatives
Senior Convertible Notes
Change in fair value of the Embedded Derivatives						0
4.5% Senior Convertible Notes due 2013
Senior Convertible Notes
Aggregate principal amount | $									$ 350,000,000
Interest rate (as a percent)									4.50%	4.50%
Number of days granted to underwriters for the option to purchase additional Senior Notes	30 days
Completed public offering including underwriter's option to purchase additional Senior Notes | $								$ 400,000,000
Net proceeds from the offering	¥ 2,709,538
Amount of unamortized financing costs										¥ 80,010
Amount of financing costs amortized through interest expense						2,606
Percentage of the effective conversion price as a condition for conversion or redemption of Senior Notes			130.00%
Minimum number of trading days triggering conversion or redemption feature			20 days
The maximum period of consecutive trading days that the closing price of the Company's ADS exceeds a specified percentage of the conversion price to trigger conversion or redemption feature of notes			30 days
Redemption price as percentage of principal amount of notes plus accrued and unpaid interest			100.00%
Interest expenses recognized						12,300
Principal amount used for debt instrument conversion ratio | $							$ 1,000
Conversion rate per $1000 principal amount of the Senior Notes (in ADS) | shares			6.5628
Par value per share (in dollars per share) | $ / shares							$ 0.0001
Conversion price (in dollars per ADS) | $ / shares							$ 152.375
Interest expense recognized for accretion to the redemption value						24,216
Principal amount of debt bought back | $					$ 0
Gain/(loss) from convertible notes buyback						¥ 0
Repayment of remaining principal amount		¥ 723,742
4.5% Senior Convertible Notes due 2013 | Maximum
Senior Convertible Notes
Option granted to underwriters to purchase additional aggregate principal amount of Senior Notes | $									$ 50,000,000